Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative from a related party	$ 0	$ 35,000	$ 55,000
Interest income from a related party	0	0	810,000
Interest expense from a related party	0	0	588,000
Brand advertising [Member]
Revenues from a related party	139,000	173,000	227,000
Others [Member]
Revenues from a related party	$ 3,758,000	$ 4,155,000	$ 3,752,000